SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
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SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principle of consolidation

The unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited interim condensed consolidated financial statements of the Group include the financial statements of the Company, its wholly-owned subsidiaries, its VIEs and the VIEs’ subsidiaries. The Company believes that the disclosures are adequate to make the information presented not misleading.

Redeemable non-controlling interests

Redeemable non-controlling interests represent preferred shares financing by a consolidated VIE’s subsidiary of the Group from preferred shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable non-controlling interests. The Group accounts for the changes in accretion to the redemption value in accordance with ASC topic 480, Distinguishing Liabilities from Equity and recorded accretions on the preferred shares to the redemption value from the issuance dates to the earliest redemption dates.

Concentration of credit risk

The Group’s exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, credit limits are established and exposure is monitored in light of changing counterparty and market conditions. As of December 31, 2023 and June 30, 2024, the Group did not have any material concentrations of credit risk outside the ordinary course of business.

Concentration of revenue

There is no customer accounting for 10% or more of total revenues for the six months ended June 30, 2023 and 2024, respectively.

Concentration of supplier

The Group relies on third parties for the execution and clearing of trade requests made by customers. In instances where these parties fail to perform their obligations, the Group may be temporarily unable to find alternative suppliers to satisfactorily deliver services to its customers in a timely manner, if at all.

For the six months ended June 30, 2023 and 2024, 17.3% and 11.5% of its total net revenues were executed and cleared by one supplier.

Recent Accounting Pronouncements

In October 2023, FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC's Disclosure Update and Simplification Initiative, which modifies the disclosure or presentation requirements of various FASB topics in the Codification. The effective date for each amendment will be the date on which the SEC's removal of that related disclosure from Regulation S-K becomes effective, with early adoption prohibited. The Group does not expect adoption of this standard will have a material impact on its financial statements.

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SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Recent Accounting Pronouncements (Continued)

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures introducing key amendments to enhance disclosures in public entities reportable segments. Notable changes include the mandatory disclosure of significant segment expenses regularly provided to the chief operating decision maker (“CODM”), disclosure of other segment items, and requirements for consistency in reporting measures used by the CODM. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Group is currently assessing the impact to its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group is currently assessing the impact to its consolidated financial statements.

In March 2024, FASB issued ASU 2024-02, Codification Improvements: Amendments to Remove References to the Concepts Statements. ASU No. 2024-02 contains amendments to the Codification that remove references to various Concepts Statements. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Group does not expect adoption of this standard will have a material impact on its financial statements.